1933 Act File No. 33-26516
                                                   1940 Act File No. 811-5752

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                        ------

     Pre-Effective Amendment No.         ...............................

     Post-Effective Amendment No.  27  .................................   X
                                  -----                                 ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X

     Amendment No.   26  ...............................................  X
                   ------                                               ------

                          INDEPENDENCE ONE MUTUAL FUNDS

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,

                            Federated Investors Tower

                               1000 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

       immediately upon filing pursuant to paragraph (b) _ on _____________ pursuant to paragraph (b) _X 60 days after filing pursuant to paragraph (a)(i) __ on _____________ pursuant to paragraph (a)(i) _ 75 days after filing pursuant to paragraph (a)(ii)

       on               pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP

2101 L Street, N.W.
Washington, D.C.  20037

Prospectus

[graphic]

Independence One(R)
Mutual Funds

Independence One(R) Mutual Funds offers nine portfolios, including three equity funds, three income funds and three money market funds. This prospectus relates to Class B Shares of Independence One U.S. Government Securities Fund.

Independence One
U.S. Government Securities Fund
Class B Shares

October 1, 1999

[Independence One logo]

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Independence One(R) Mutual Funds

[graphic]

Contents

Fund Goals, Strategies, Performance and Risk..........__
Principal Risks of the Fund...........................__
What are the Fund's Fees and Expenses?................__
Principal Securities in Which the Fund Invests........__
Specific Risks of Investing in the Fund...............__
What do Shares Cost?..................................__
How is the Fund Sold?.................................__
How to Purchase Shares................................__
How to Redeem and Exchange Shares.....................__
Account and Share Information.........................__
Who Manages the Fund?.................................__
Financial Information.................................__

Fund Goals, Strategies, Performance and Risk
[graphic]

The following describes the investment goals, strategies, and principal risks of the Fund. There can be no assurance that the Fund will achieve its goal.

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND

GOAL: SEEKS TO PROVIDE HIGH CURRENT INCOME.

Strategy: The Fund pursues its investment objective by investing only in U.S. Treasury and government agency securities. U.S. government securities are subject to varying levels of backing as to payment of principal and interest by the United States. In addition to seeking high current income relative to fixed income funds with shorter average durations than that of the Fund, the FundOs portfolio will be managed in an effort to seek total return which includes both changes in the principal value of the Fund's portfolio and interest income earned. Accordingly, the investment Adviser does not select securities purely to maximize the current yield of the Fund. In an effort to manage the Fund's current income and total performance, the Adviser attempts to anticipate the opportunities and risks of changes in market interest rates. When the Adviser expects that market interest rates may decline, it may extend the average duration of the FundOs portfolio, and when, in the AdviserOs judgment, market interest rates may rise, it may shorten the average duration of the Fund. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Generally, the Adviser will limit the Fund's duration to fall within a four to seven year range.

The Adviser may also attempt to improve the Fund's total return by weighing the relative value of different types of U.S. government securities having similar maturities in selecting portfolio securities. Principal Risks of the Fund [graphic] In addition to the risks set forth below that are specific to an investment in the Fund, there are risks common to all mutual funds. For example, the Fund's share price may decline and an investor could lose money. Also, there is no assurance that the Fund will achieve its investment objective. The Shares offered by this prospectus are not deposits or obligations of any bank including Michigan National Bank, and are not endorsed or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

INTEREST RATE RISKs

    Prices of fixed income securities rise and fall in response to interest rate changes. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

Independence One U.S. Government Securities Fund Risk/Return Bar Chart and Table [graph goes here]

The total returns shown here are for Class K Shares which is another class of shares offered by Independence One U.S. Government Securities Fund. Class K Shares are not offered in this prospectus for the Fund's Class B Shares. The total returns for Class K Shares are disclosed here because Class B Shares have only been offered since October 1, 1999. These total returns would be substantially similar to the annual returns for Class B Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class B Shares will exceed those of the Class K Shares. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis. The Fund's Class K Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value. The Fund's Class K Shares total return from January 1, 1999 to June 30, 1999 was (2.72%). Within the period shown in the Chart, the Fund's Class K Shares highest quarterly return was 6.17% (quarter ended June 30,
1995). Its lowest quarterly return was (2.38%) (quarter ended March 31, 1996).

     INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Class K Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers Government Bond Index (LBGBI), a broad based market index. Indexes are unmanaged, and it is not possible to invest directly in an index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

CALENDAR                               CLASS K SHARES                    LBGBI
1 Year                                     8.96%                         9.85%
5 Years                                    6.85%                         7.18%
Start of Performance/1/                    7.15%                         5.32%

1 The Fund's Class K Shares start of performance date was January 11, 1993.

Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?

INDEPENDENCE ONE(R)  U. S. GOVERNMENT SECURITIES FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class B Shares.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                                   None
Maximum Deferred Sales Charge (Load)
     (as a percentage of original purchase price or redemption
          proceeds, as applicable) ..............................         5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
     (and other Distributions)
          (as a percentage of offering price)..............................None
Redemption Fee (as a percentage of amount redeemed, if applicable).........None
Exchange Fee...............................................................None

ANNUAL FUND OPERATING EXPENSES  (BEFORE WAIVER) 1

Expenses That are Deducted From Fund Assets
     (as a percentage of average net assets)
Management Fee2....................................................0.70%
Distribution (12b-1) Fee...........................................0.75%
Shareholder Services Fee ..........................................0.25%
Other Expenses.....................................................0.35%
Total Annual Fund Operating Expenses...............................2.05%

1 Although not contractually obligated to do so, the Adviser will waive certain amounts. These are shown below along with the net expenses the Fund EXPECTS TO PAY for the fiscal year ending April 30, 2000.

Total Waiver of Fund Expenses...............                            0.40%
Total Annual Fund Operating Expenses (after waiver)...                  1.65%

2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee the Fund expects to pay (after the anticipated voluntary waiver) will be 0.30% for the year ending April 30, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund' s Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class B Shares operating expenses are BEFORE WAIVERS as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 Year       3 Years        5 Years       10 Years
Fund


Expenses assuming

redemption............$708..........$943....       $1,303        $2,379
Expenses assuming
no redemption.........$208..........$643....       $1,103        $2,379


PRINCIPAL
SECURITIES IN
WHICH THE FUND
INVESTS

 [graphic]

 FIXED INCOME
 SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuerOs earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the principal types of fixed income securities in which the Fund may invest.

    TREASURY SECURITIES Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. AGENCY SECURITIES Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

 PORTFOLIO
 TURNOVER

The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

 TEMPORARY
 DEFENSIVE
 INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

SPECIFIC RISKS
OF INVESTING IN
THE FUND

 [graphic]

 INTEREST RATE
 RISKS

o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT DO SHARES COST? [graphic] You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. Shares of the Fund are sold at net asset value (NAV). When the Fund receives your transaction request in proper form, it is processed at the next calculated NAV. The Fund does not charge a front-end sales charge. Investors who purchase, redeem or exchange through a financial intermediary may be charged a service fee by that financial intermediary. Financial intermediaries are authorized to accept purchase and redemption orders from their customers on behalf of the Fund. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund values fixed income securities at the last sale price on a national securities exchange, if available, and otherwise, as determined by an independent pricing service. Short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board.

   SALES CHARGE WHEN YOU REDEEM Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

CLASS B SHARES

Shares Held Up To:                         CDSC
1 year                                     5.0%
2 years                                    4.0%
3 years                                    3.0%
4 years                                    3.0%
5 years                                    2.0%
6 years                                    1.0%
7 years or more                            0.0%

Class B Shares will automatically convert into Class K Shares after eight full years from the purchase date. This conversion is a non-taxable event.

YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

o    purchased with reinvested dividends or capital gains;

o that you exchanged into Class B Shares of Independence One Equity Plus Fund or Class K Shares of Independence One Prime Money Market Fund as long as the shares were held for the applicable CDSC holding period;

o purchased through investment professionals who did not receive advanced sales payments; if, after you purchase Shares, you become disabled as defined by the IRS;

o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

o    if your redemption is a required retirement plan distribution; or

o    upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

o    Shares that are not subject to a CDSC; and

o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

     The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

HOW IS THE FUND SOLD?

The Fund offers two share classes: Class K Shares and Class B Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class B Shares. Each share class has different sales charges and other expenses, which affect its performance. Contact your investment professional or call 1-800-334-2292 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions, corporations, fiduciaries and individuals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated). RULE 12B-1 PLAN (CLASS B SHARES) The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

HOW TO PURCHASE SHARES

[graphic]

You may purchase Shares through Michigan National Bank and Independence One Brokerage Services, Inc. ("Independence One"), or through brokers or dealers which have a sales agreement with the Distributor. The Fund reserves the right to reject any request to purchase or exchange Shares. The required minimum initial investment for the Fund is $1,000. Subsequent investments must be in the amount of at least $100.

THROUGH AN INVESTMENT PROFESSIONAL

[graphic]

o Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund before 5:00 p.m. on the same day and the Fund receives payment within three business days.

  You will become the owner of Shares and receive dividends when the Fund receives your payment.

THROUGH MICHIGAN NATIONAL BANK OR INDEPENDENCE ONE

[graphic]

o Establish your account with the Fund by calling toll free 1-800-334-2292; and
o Send your payment to the Fund by Federal Reserve wire or check.

Orders must be received by 4:00 (Eastern time) in order for Shares to be purchased at that day's price. For Shares purchased directly from the Distributor, payment by wire or check must be received before 4:00 p.m. (Eastern time) on that day.

 BY WIRE Send your wire to:

    Federated Shareholder Services Company c/o
    Michigan National Bank

    Farmington Hills, MI
    Dollar Amount of Wire

     For Credit to: Independence One U.S. Government Securities Fund - Class B Shares Account Number: 6856238933

    ABA Number: 072000805

    Wire Order Number, Dealer Number, or Group Number
    Nominee/Institution Name

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

 BY CHECK

[graphic]

Make your check payable to "INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND - CLASS B SHARES," note your account number on the check, and mail it to:

    Independence One Mutual Funds
    27777 Inkster Road

    Mail Code 10-52

    Farmington Hills, Michigan 48333-9065

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or the Fund).

 THROUGH AN EXCHANGE



You may purchase Shares through an exchange from Class B Shares of Independence One U.S. Government Securities Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have
identical registrations.      BY SYSTEMATIC INVESTMENT PROGRAM Once you have
opened an account, you may automatically purchase additional Shares on a regular basis in a minimum amount of $100. A shareholder may apply for participation in this program through Michigan National Bank by calling 1-800-334-2292.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares of the Fund as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee. How to Redeem and Exchange Shares [graphic] You should redeem or exchange Shares: o through an investment professional if you purchased Shares through an investment professional; or o through Michigan National Bank or Independence One. THROUGH AN INVESTMENT PROFESSIONAL [graphic] Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional. THROUGH MICHIGAN NATIONAL BANK OR INDEPENDENCE ONE

 BY TELEPHONE

You may redeem or exchange Shares by calling 1-800-334-2292 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that dayOs NAV. Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to the transfer agent by a Michigan National Bank or Independence One representative, or an authorized broker, and deposited to the shareholder's account before being exchanged. Certificates should be sent to: Federated Shareholder Services Company, P.O. Box 8609, Boston, Massachusetts 02266-8609. [graphic]

 BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund through Michigan National Bank, Independence One or an authorized broker. Shareholders redeeming or exchanging through an authorized broker should mail requests directly to the broker. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Redemption and exchange requests through Michigan National Bank or Independence One should be sent to:

    Independence One(R) Mutual Funds
    27777 Inkster Road

    Mail Code 10-52

    Farmington Hills, Michigan 48333-9065 All requests must include: o Fund Name, account number and account registration; o amount to be redeemed or exchanged;

o signatures of all shareholders exactly as registered; and

o if exchanging, the Fund Name, account number and account registration into which you are exchanging. Call your investment professional or the Fund if you need special instructions.

 SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record; o your redemption will be sent to an address of record that was changed within the last 30 days; o a redemption is payable to someone other than the shareholder(s) of record; or o if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee. PAYMENT METHODS FOR REDEMPTIONS Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened: o an electronic transfer to your account at a financial institution that is an electronic transfer to your account at a financial institution that is an ACH member; or o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

 REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities. LIMITATIONS ON REDEMPTION PROCEEDS Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o to allow your purchase to clear;
o during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund. REDEMPTIONS FROM RETIREMENT ACCOUNTS In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund and may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES



You may exchange Shares of the Fund into Class B Shares of Independence One Equity Plus Fund and Class K Shares of Independence One Prime Money Market Fund. Shareholders of the Fund have access to these funds ("participating funds")
through an exchange program.      To execute an order to exchange, you must: o
ensure that the account registrations are identical; o meet any minimum initial investment requirements; and o receive a prospectus for the fund into which you wish to exchange. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other participating funds. [graphic] SYSTEMATIC WITHDRAWAL PROGRAM Shareholders may automatically redeem Shares in an amount directed by the shareholder on a regular basis. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. To apply for participation in this program, contact Michigan National Bank at 1-800-334-2292. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. [graphic] ADDITIONAL CONDITIONS

 TELEPHONE TRANSACTIONS

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

ACCOUNT AND SHARE INFORMATION

 SHARE CERTIFICATES

The Fund does not issue share certificates.

CONFIRMATION AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid. DIVIDENDS AND CAPITAL GAINS The Fund declares and pays dividends monthly. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid. ACCOUNTS WITH LOW BALANCES Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum. TAX INFORMATION The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets. Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales.

WHO MANAGES THE FUND?

[Logo of Michigan National]

Please consult your tax adviser regarding your federal, state and local tax liability.

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Michigan National Bank. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 27777 Inkster Road, Mail Code 10-52, Farmington Hills, Michigan, 48333-9065. The Adviser has delegated daily management of the Fund's assets to the Sub-Adviser, Independence One Capital Management Corporation, who will perform its duties at no cost to the Adviser or the Fund. The Sub-Adviser's address is 27777 Inkster Road, Mail Code 10-52, Farmington Hills, Michigan, 48333-9065. Michigan National Bank, a national banking association, is a wholly owned subsidiary of Michigan National Corporation ("MNC"). MNC is a wholly owned subsidiary of National Australia Bank Limited, which is a transnational banking organization, headquartered in Melbourne, Australia. Through its subsidiaries and affiliates, MNC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. Independence One Capital Management Corporation ("IOCM"), a nationally recognized investment advisory subsidiary of MNC, provides investment advisory services for trust and other managed assets. IOCM and the Trust Division of Michigan National Bank (the OTrust DivisionO) have managed custodial assets totaling $9 billion. Of this amount, IOCM and the Trust Division have investment discretion over $1.7 billion. Michigan National Bank has managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964. The Fund's portfolio manager is Bruce Beaumont. Mr. Beaumont has been Vice President and Portfolio Manager for Michigan National Bank and IOCM in Farmington Hills since 1994. Mr. Beaumont has been primarily responsible for management of Government Securities Fund's portfolio since January 1995, previously having assisted with those duties. He joined Michigan National Bank in 1987 and served as Vice President--Head Government Bond Trader until 1994. He earned his BA from Alma College and a MBA from Northwestern University. Mr. Beaumont is a Chartered Financial Analyst and a Certified Public Accountant.

ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to 0.70% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers. While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications. The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness. Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

[graphic]

FINANCIAL HIGHLIGHTS

   The Fund's fiscal year end is April 30. As this is the Fund's Class B Shares first fiscal year, financial information is not yet available.

A Statement of Additional Information (SAI) dated October 1, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Class K Shares Annual Report and will be contained in the Class B Shares Semi-Annual Report as soon as it becomes available. The Annual Report's Management Discussion & Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-334-2292.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at pulicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, D.C 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Independence One(R)
Mutual Funds

Independence One
U.S. Government Securities Fund
Class B Shares

800-334-2292

www.MichiganNational.com

Investment Company Act File No: 811-5752
Cusip _________

G00979-14

[Logo of Independence One Mutual Funds]
[Logo Of Michigan National]
Investment Adviser



                          INDEPENDENCE ONE MUTUAL FUNDS

                INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
                                 CLASS B SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                 OCTOBER 1, 1999

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the Class B prospectus of the Independence One U.S. Government Securities Fund dated October 1, 1999. Obtain the prospectus without charge by calling 1-800-334-2292.

     CONTENTS

     HOW IS THE FUND ORGANIZED?.......................................2
     SECURITIES IN WHICH THE FUND INVESTS.............................2
     WHAT DO SHARES COST?............................................20
     HOW IS THE FUND SOLD?...........................................20
     EXCHANGING SECURITIES FOR FUND SHARES...........................20
     SUBACCOUNTING SERVICES..........................................20
     REDEMPTION IN KIND..............................................21
     MASSACHUSETTS PARTNERSHIP LAW...................................21
     ACCOUNT AND SHARE INFORMATION...................................21
     TAX INFORMATION.................................................22
     WHO MANAGES AND PROVIDES SERVICES TO THE FUND?..................23
     FEES PAID BY THE FUND FOR SERVICES..............................26
     HOW DOES THE FUND MEASURE PERFORMANCE?..........................27
     INVESTMENT RATINGS..............................................32
     ADDRESSES...............................................BACK COVER

     Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

     G00979-15 (10/99)

HOW IS THE FUND ORGANIZED?

   Independence One Mutual Funds (Trust) is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 9, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust currently offers nine portfolios: Independence One Prime Money Market Fund (Class K Shares and Class Y Shares), Independence One U.S. Treasury Money Market Fund (Class K Shares) and Independence One Michigan Municipal Cash Fund (Class K Shares) (the "Money Market Funds"); Independence One U.S. Government Securities Fund (Class K Shares and Class B Shares), Independence One Fixed Income Fund (Class Y Shares) and Independence One Michigan Municipal Bond Fund (Class Y Shares) (the "Income Funds"); and Independence One Equity Plus Fund (Class Y Shares and Class B Shares), Independence One Small Cap Fund (Class Y Shares) and Independence One International Equity Fund (Class Y Shares) (the "Equity Funds"). This SAI relates to Class B Shares of Independence One U.S. Government Securities Fund only.

SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective. The following tables indicate which types of securities are a:

o        P = PRINCIPAl investment of the Fund;
o        A = ACCEPTABLe (but not principal) investment of the Fund; or
o        N = NOT AN ACCEPTABLe investment of the Fund.

------------------------------ --------------
SECURITIES                         U.S.
                                GOVERNMENT
                                SECURITIES

                                   FUND

------------------------------ --------------
COMMON STOCKS                        N

------------------------------ --------------
PREFERRED STOCKS                     N

------------------------------ --------------
WARRANTS                             N

------------------------------ --------------
------------------------------ --------------
WORLD EQUITY BECHMARK SHARES         N

------------------------------ --------------
------------------------------ --------------
OPTIMISED PORTFOLIOS AS              N
LISTED SECURITIES

------------------------------ --------------
------------------------------ --------------
TREASURY SECURITIES                  P

------------------------------ --------------
------------------------------ --------------
AGENCY SECURITIES                    P

------------------------------ --------------
------------------------------ --------------
CORPORATE DEBT SECURITIES            N

------------------------------ --------------
------------------------------ --------------
COMMERCIAL PAPER                     N

------------------------------ --------------
------------------------------ --------------
DEMAND INSTRUMENTS                   A

------------------------------ --------------
------------------------------ --------------
MUNICIPAL SECURITIES                 N

------------------------------ --------------
------------------------------ --------------
MORTGAGE BACKED SECURITIES           N

------------------------------ --------------
------------------------------ --------------
COLLATERALIZED MORTGAGE              N
OBLIGATIONS

------------------------------ --------------
------------------------------ --------------
ASSET BACKED SECURITIES              N

------------------------------ --------------
------------------------------ --------------
ZERO COUPON SECURITIES               A

------------------------------ --------------
------------------------------ --------------
BANK INSTRUMENTS                     N

------------------------------ --------------
------------------------------ --------------
CREDIT ENHANCEMENT                   N

------------------------------ --------------
------------------------------ --------------
CONVERTIBLE SECURITIES               N

------------------------------ --------------
------------------------------ --------------
TAX EXEMPT SECURITIES                N

------------------------------ --------------
------------------------------ --------------
GENERAL OBLIGATION BONDS             N

------------------------------ --------------
------------------------------ --------------
SPECIAL REVENUE BONDS                N

------------------------------ --------------
------------------------------ --------------
PRIVATE ACTIVITY BONDS               N

------------------------------ --------------
------------------------------ --------------
MUNICIPAL NOTES                      N

------------------------------ --------------
------------------------------ --------------
VARIABLE RATE DEMAND                 N
INSTRUMENTS

------------------------------ --------------
------------------------------ --------------
MUNICIPAL LEASES                     N

------------------------------ --------------
------------------------------ --------------
FOREIGN SECURITIES                   N

------------------------------ --------------
------------------------------ --------------
FOREIGN EXCHANGE CONTRACTS           N

------------------------------ --------------
------------------------------ --------------
FOREIGN GOVERNMENT SECURITIES        N

                               --------------
------------------------------ --------------
DEPOSITARY RECEIPTS                  N

------------------------------ --------------
------------------------------ --------------
DERIVATIIVES                         N

------------------------------ --------------
------------------------------ --------------
FUTURES CONTRACTS                    N

------------------------------ --------------
------------------------------ --------------
OPTIONS                              N

------------------------------ --------------
------------------------------ --------------
REPURCHASE AGREEMENTS                A

------------------------------ --------------
------------------------------ --------------
REVERSE REPURCHASE AGREEMENTS        N

------------------------------ --------------
------------------------------ --------------
DELAYED DELIVERY                     A
TRANSACTIONS (1)

------------------------------ --------------
------------------------------ --------------
SECURITIES LENDING                   N

------------------------------ --------------
------------------------------ --------------
INVESTING IN SECURITIES OF           N
OTHER INVESTMENT COMPANIES

------------------------------ --------------


     1. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the value of its respective total assets.

SECURITIES DESCRIPTIONS AND TECHNIQUES
FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Fund may invest.

    TREASURY SECURITIES

    Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. AGENCY SECURITIES Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage

    ZERO COUPON SECURITIES

    Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security. There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

SPECIAL TRANSACTIONS
    REPURCHASE AGREEMENTS

    Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agree to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to counterparty risks.

     DELAYED DELIVERY TRANSACTIONS Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's risks are described below.

INTEREST RATE RISKS

o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short- term credits as may be necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

    The Fund will not issue senior securities except that they may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of total assets are outstanding.

CONCENTRATION OF INVESTMENTS

    The Fund will not concentrate in any one industry.

UNDERWRITING

     The Fund will not underwrite any issue of securities except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

LENDING CASH OR SECURITIES

    The Fund will not lend any of its assets. (This shall not prevent the purchase or holding of U.S. Treasury securities, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies.)

The above Investment Limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

PLEDGING ASSETS

    The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

INVESTING IN RESTRICTED AND ILLIQUID SECURITIES

    The Fund will not invest more than 15% of the value of its net assets in securities which are not readily marketable or which are otherwise considered illiquid, including repurchase agreements providing for settlement more than seven days after notice.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of the Fund's policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

 The market values of the Fund's portfolio securities are determined as follows:

     for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

     for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

You can purchase, redeem or exchange Fund shares any day the New York Stock Exchange (NYSE) is open. The Fund's net asset value (NAV) per Shares fluctuates and is based on the market value of all securities and other assets of the Fund.

   The NAV for each class of Shares may differ due to the variance in daily net income realized by each Share class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

o    of Shares that represent a reinvestment of dividends and capital gains;

o    of  Shares  originally  purchased  through  a  bank  trust  department,   a
     registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

o representing a portion of proceeds attributable to increases in value of the account due to increases in the net asset value per share;

o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and

o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.

HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN  (CLASS B SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets. The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

EXCHANGING SECURITIES FOR FUND SHARES

You may contact the Distributor to request a purchase of Class B Shares of Independence One Equity Plus Fund or Class K Shares of Independence One Prime Money Market Fund in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it value its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them. ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

   As of September 16, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class K Shares:

     Pierson & Co., Farmington Hills, MI, owned approximately 4,139,451 Class K Shares (78.57%).

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, they will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of nine funds.

        As of September 16, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. A pound sign (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.





NAME                                                                        AGGREGATE
BIRTH DATE                                                                  COMPENSATION
ADDRESS                                                                     FROM TRUST
POSITION WITH TRUST        PRINCIPAL OCCUPATIONS
                           FOR PAST FIVE YEARS


ROBERT E. BAKER            Retired; formerly, Vice Chairman, Chrysler              $12,000
Birth Date: May 6, 1930    Financial Corporation.
4327 Stoneleigh Road
Bloomfield Hills, MI

 TRUSTEE

HAROLD BERRY               Managing Partner, Berry Enterprises;                    $12,000
Birth Date: September      Chairman, Independent Sprinkler Companies,
17, 1925                   Inc.; Chairman, Berry Ziegelman & Company.
290 Franklin Center
29100 Northwestern
Highway
Southfield, MI

TRUSTEE

NATHAN FORBES*             President, Forbes/Cohen Properties, President           $12,000
Birth Date: December 5,    and Partner, The Forbes Company.
1962

1945 Long Point Drive
Bloomfield Hills, MI

TRUSTEE

HARRY J. NEDERLANDER#      Chairman, Nederlander Enterprises                       $10,800

Birth Date: September
5, 1917
231 S. Old Woodward,

Suite 219
Birmingham, MI

TRUSTEE

THOMAS S. WILSON#          President and Executive Administrator of the            $12,000
Birth Date: October 8,     Detroit Pistons; President and CEO, Palace
1949                       Sports Entertainment.
Two Championship Drive

Auburn Hills, MI

TRUSTEE

EDWARD C. GONZALES         Trustee or Director of some of the Funds in
Birth Date: October 22,    the Federated Fund Complex; President,                       $0
1930                       Executive Vice President and Treasurer of
Federated Investors        some of the Funds in the Federated Fund
Tower                      Complex; Vice Chairman, Federated Investors,
1001 Liberty Avenue        Inc.; Vice President, Federated Investment
Pittsburgh, PA             Management Company  and Federated Investment
PRESIDENT AND  TREASURER   Counseling, Federated Global Investment
                           Management Corp. and Passport Research, Ltd.;
                           Executive Vice President and Director,
                           Federated Securities Corp.; Trustee,
                           Federated Shareholder Services Company.

JEFFREY W. STERLING        Treasurer of the Federated Fund Complex; Vice                $0
Birth Date: February 5,    President - Funds Financial Services

1947                       Division, Federated Investors, Inc.;

Federated Investors        formerly: various management positions within

Tower                      Funds Financial Services Division of
1001 Liberty Avenue        Federated Investors, Inc.

Pittsburgh, PA

VICE PRESIDENT AND
ASSISTANT TREASURER

C. GRANT ANDERSON          Corporate Counsel, Federated Investors, Inc.                 $0
Birth Date: November 6,
1940

Federated Investors
Tower
1001 Liberty Avenue
Pittsburgh, PA

SECRETARY

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Administrative Services, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at the following annual rate of the average aggregate daily net assets of the Trust as specified below:

MAXIMUM ADMINISTRATIVE          AVERAGE AGGREGATE DAILY NET ASSETS OF THE TRUST
FEE
0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750 million

     The administrative fee received during any fiscal year shall be at least $50,000 per portfolio. Federated Administrative Services may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Administrative Services also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on the Fund's assets plus out-of-pocket expenses.

CUSTODIAN

Michigan National Bank, Farmington Hills, Michigan, is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Michigan National Bank holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, KPMG LLP, plans and performs their audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material mistatements.


FEES PAID BY THE FUND FOR SERVICES
-------------------- --------------------------------- ------------------------- ----------------------------
CLASS K SHARES              ADVISORY FEE PAID/          SUB-ADVISORY FEE PAID/    ADMINISTRATIVE FEE PAID/
                           ADVISORY FEE WAIVED         SUB-ADVISORY FEE WAIVED    ADMINISTRATIVE FEE WAIVED

                                                       ------------------------- ----------------------------
                     --------------------------------- ------------------------- ----------------------------
                        FOR THE FISCAL YEAR ENDED        FOR THE FISCAL YEAR      FOR THE FISCAL YEAR ENDED

                                APRIL 30,                       ENDED                     APRIL 30,
                                                              APRIL 30,

                     --------------------------------- ------------------------- ----------------------------
                    -----------------------------------------------------------------------------------------
                       1999       1998       1997       1999     1998    1997      1999      1998     1997
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT     $467,877/  $507,916/  $509,098/   $0       $0       $0      $68,475/   $77,385/ $79,408/
SECURITIES FUND     $273,903   $326,518   $327,278                              $0         $0       $0
-------------------------------------------------------------------------------------------------------------


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

        When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The yield and effective yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, a Fund will quote its ranking from its respective Lipper category in advertising and sales literature.

        MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

        LEHMAN BROTHERS GOVERNMENT BOND INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

INVESTMENT RATINGS

STANDARD & POOR'S (S&P) LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

MOODY'S INVSESTOR SERVICES LONG-TERM DEBT RATINGS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS

     F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

STANDARD & POOR'S LONG-TERM DEBT RATING DEFINITIONS

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

58

ADDRESSES

INDEPENDENCE ONE MUTUAL FUNDS

U.S. Government Securities Fund

Class B Shares

5800 Corporate Drive
Pittsburgh, PA 15237-7010

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Michigan National Bank.
27777 Inkster Road

Mail Code 10-30

Farmington Hills, Michigan 48333-9065

INVESTMENT SUB-ADVISER

Independence One Capital Management Corporation
27777 Inkster Road

Mail Code 10-52

Farmington Hills, Michigan 48333-9065

CUSTODIAN
Michigan National Bank.
27777 Inkster Road

Mail Code 10-30

Farmington Hills, Michigan 48333-9065

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

KPMG LLP

99 High Street
Boston, MA 02110-2371

                                Cusip __________

Prospectus

[graphic]

Independence One(R)
Mutual Funds

Independence One(R) Mutual Funds offers nine portfolios, including three equity funds, three income funds and three money market funds. This prospectus relates to Class B Shares of Independence One Equity Plus Fund.

Independence One
Equity Plus Fund
Class B Shares

October 1, 1999

{Logo of Independence One Mutual Funds

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

   Independence One(R) Mutual Funds

[graphic]

Contents

Fund Goals, Strategies, Performance and Risk.1
Principal Risks of the Fund..................3
What are the Fund's Fees and Expenses?.......5
Principal Securities in Which the Fund Invests.........6
Specific Risks of Investing in the Fund......9
What do Shares Cost?........................11
How is the Fund Sold?.......................11
How to Purchase Shares......................11
How to Redeem and Exchange Shares...........13
Account and Share Information...............16
Who Manages the Fund?.......................17
Financial Information.......................20

 Fund Goals, Strategies, Performance and Risk

[graphic]

 The following describes the investment goals, strategies, and principal risks of the Fund. There can be no assurance that the Fund will achieve its goal.

INDEPENDENCE ONE EQUITY PLUS FUND

GOAL:  SEEKS TO PROVIDE TOTAL RETURN.

The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return. Strategy: The Fund pursues its investment objective by investing primarily in the common stocks that comprise the Standard & Poor's Composite Stock Price Index ("S&P 100"), in an effort to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P
100. The S&P 100 is a market capitalization-weighted index of 100 common stocks from a broad range of industries. The S&P 100 provides a measure of overall large company performance because the stocks selected for inclusion tend to be the leading companies in leading industries in the U.S. economy. Selection criteria include total market value of an issuer's outstanding shares (market capitalization), trading activity and liquidity of the issuer's shares, and the issuer's financial and operating soundness. Normally at least 80% of the Fund's assets will be invested to correspond as closely as possible to the relative weighting of the S&P 100 in order to attempt to achieve a high degree of correlation between the performance of the FundOs portfolio and that of the S&P
100. The remaining 20% of the FundOs assets will normally also be invested in stocks that are included in the S&P 100, but the Fund's position in such stocks may be greater (overweighted) compared to such stocks' weightings in the S&P
100. These weightings will be determined by the Fund's Adviser and Subadviser in an effort to exceed the total return performance of the S&P 100. Principal Risks of the Fund [graphic]

In addition to the risks set forth below that are specific to an investment in the Fund, there are risks common to all mutual funds.

     For example, the Fund's share price may decline and an investor could lose money. Also, there is no assurance that the Fund will achieve its investment objective. The Shares offered by this prospectus are not deposits or obligations of any bank including Michigan National Bank, and are not endorsed or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

O .......STOCK MARKET RISKs

    The value of equity securities rise and fall.

Independence One Equity Plus Fund Risk/Return Bar Chart and Table

[Chart goes here]

THE TOTAL RETURNS SHOWN HERE ARE FOR CLASS Y SHARES WHICH IS ANOTHER CLASS OF SHARES OFFERED BY INDEPENDENCE ONE EQUITY PLUS FUND. CLASS Y SHARES ARE NOT OFFERED IN THIS PROSPECTUS FOR THE FUND'S CLASS B SHARES. THE TOTAL RETURNS FOR CLASS Y SHARES ARE DISCLOSED HERE BECAUSE CLASS B SHARES HAVE ONLY BEEN OFFERED SINCE OCTOBER 1, 1999. THESE TOTAL RETURNS WOULD BE SUBSTANTIALLY SIMILAR TO THE ANNUAL RETURNS FOR CLASS B SHARES OVER THE SAME PERIOD AND WOULD DIFFER ONLY TO THE EXTENT THAT THE TWO CLASSES DO NOT HAVE THE SAME EXPENSES. IT IS ANTICIPATED THAT EXPENSES OF CLASS B SHARES WILL EXCEED THOSE OF THE CLASS Y SHARES.

The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value. The Fund's Class Y Shares total return from January 1, 1999 to June 30, 1999 was 16.42%. Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 22.05% (quarter ended December 31, 1998). Its lowest quarterly return was (10.63%) (quarter ended September 30, 1998).

INDEPENDENCE ONE EQUITY PLUS FUND AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's 100 Composite Stock Price Index, a broad-based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index. CALENDAR PERIOD CLASS Y S&P 100

                                   SHARES

1 Year                             31.64%    33.22%
Start of Performance /1/           28.05%    29.27%

1The Fund's Class Y Shares start of performance date was September 25, 1995.

Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the FundOs investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

INDEPENDENCE ONE(R) EQUITY PLUS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class B Shares.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                                   None
Maximum Deferred Sales Charge (Load)
     (as a percentage of original purchase price or redemption
          proceeds, as applicable) ..............................         5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
     (and other Distributions)
          (as a percentage of offering price)..............................None
Redemption Fee (as a percentage of amount redeemed, if applicable)........ None
Exchange Fee...............................................................None

ANNUAL FUND OPERATING EXPENSES  (BEFORE WAIVER) 1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee2..............................................   0.40%
Distribution (12b-1) Fee.....................................   0.75%
Shareholder Services Fee ....................................   0.25%
Other Expenses...............................................   0.18%
Total Annual Fund Operating Expenses.........................   1.58%


1 Although not contractually obligated to do so, the Adviser will waive certain amounts. These are shown below along with the net expenses the Fund EXPECTS TO PAY for the fiscal year ending April 30, 2000.

Total Waiver of Fund Expenses..................................... 0.10%
Total Annual Fund Operating Expenses (after waiver) O  ........... 1.48%

2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee the Fund expects to pay (after the anticipated voluntary waiver) will be 0.30% for the year ending April 30, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class B Shares operating expenses are BEFORE WAIVERS as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 ......................1 YEAR........3 YEARS        5 YEARS       10 YEARS
Fund....
Expenses assuming
redemption............$661..........$799           $1,060        $1,878
Expenses assuming
no redemption.........$161..........$499           $860          $1,878


Principal Securities in Which the Fund
Invests

[graphic]
Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuerOs business. The following describes the principal types of equity securities in which the Fund may invest.

    Common Stocks

    The Fund may invest in common stocks. Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

 TEMPORARY DEFENSIVE INVESTMENTS The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Specific Risks of Investing in the Fund
[graphic]

 STOCK MARKET RISKS
o The value of equity securities in the

  Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

o The Adviser attempts to manage market risk by limiting the amount the Fund may invest in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

What Do Shares Cost?
[graphic]



You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. Shares of the Fund are sold at net asset value (NAV). When the Fund receives your transaction request in proper form, it is processed at the next calculated NAV. The Fund does not charge a front-end sales charge. Investors who purchase, redeem or exchange through a financial intermediary may be charged a service fee by that financial intermediary. Financial intermediaries are authorized to accept purchase and redemption orders from their customers on behalf of the Fund. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available.

SALES CHARGE WHEN YOU REDEEM Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

CLASS B SHARES

Shares Held Up To:                         CDSC
1 year                                     5.0%
2 years                                    4.0%
3 years                                    3.0%
4 years                                    3.0%
5 years                                    2.0%
6 years                                    1.0%
7 years or more                            0.0%

Class B Shares will automatically convert into Class Y Shares after eight full years from the purchase date. This conversion is a non-taxable event.

YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

o    purchased with reinvested dividends or capital gains;

o representing the portion of redemption proceeds attributable to increases in value of the account due to increases in the net asset value per share;

o that you exchanged into Class B Shares of Independence One U.S. Government Securities Fund or Class K Shares of Independence One Prime Money Market Fund as long as the shares were held for the applicable CDSC holding period;

o purchased through investment professionals who did not receive advanced sales payments;

O    if, after you purchase Shares, you become disabled as defined by the IRS;

o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement; if your redemption is a minimum required distribution to a shareholder over the age of 701/2from an IRA or other retirement plan; or

o    upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

o    Shares that are not subject to a CDSC; and

o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Independence One Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers two share classes: Class Y Shares and Class B Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class B Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-334-2292 for more information concerning the other class. The Fund's Distributor, Federated Securities Corp, markets the Shares described in this prospectus to institutions, corporations, fiduciaries and individuals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN (CLASS B SHARES)

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.



How to Purchase Shares
[graphic]

You may purchase Shares through Michigan National Bank and Independence One Brokerage Services, Inc. ("Independence One"), or through brokers or dealers which have a sales agreement with the Distributor. The Fund reserves the right to reject any request to purchase or exchange Shares. The required minimum initial investment for the Fund is $1,000. Subsequent investments must be in the amount of at least $100.

[graphic]

THROUGH AN INVESTMENT PROFESSIONAL

o Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund before 5:00 p.m. on the same day and the Fund receives payment within three business days.

     You will become the owner of Shares and receive dividends when the Fund receives your payment. [graphic]

THROUGH MICHIGAN NATIONAL BANK OR INDEPENDENCE ONE

o Establish your account with the Fund by calling toll free 1-800-334-2292; and
o Send your payment to the Fund by Federal Reserve wire or check.

Orders must be received by 4:00 (Eastern time) in order for Shares to be purchased at that day's price. For Shares purchased directly from the Distributor, payment by wire or check must be received before 4:00 p.m. (Eastern time) on that day.

[graphic]

 BY WIRE Send your wire to:

    Federated Shareholder Services Company c/o Michigan National Bank Farmington Hills, MI
    Dollar Amount of Wire
    For Credit to:  Independence One Equity Plus Fund - Class B Shares

    Account Number:  6856238933
    ABA Number:  072000805

    Wire Order Number, Dealer Number, or Group Number
    Nominee/Institution Name

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

[graphic]

 BY CHECK

Make your check payable to "INDEPENDENCE ONE EQUITY PLUS FUND - CLASS B SHARES", note your account number on the check, and mail it to:

    Independence One Mutual Funds
    27777 Inkster Road

    Mail Code 10-52

    Farmington Hills, Michigan 48333-9065

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or the Fund).

Through an Exchange

You may purchase Shares through an exchange from Class B Shares of Independence One U.S. Government Securities Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have
identical registrations.     [graphic] By Systematic Investment Program Once you
have opened an account, you may automatically purchase additional Shares on a regular basis in a minimum amount of $100. A shareholder may apply for participation in this program through Michigan National Bank by calling 1-800-334-2292.

By Automated Clearing House (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

Retirement Investments

     You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee. How to Redeem and Exchange Shares

You should redeem or exchange Shares:

o through an investment professional if you purchased Shares through an investment professional; or o through Michigan National Bank or Independence One.

[graphic]

Through an Investment Professional

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

[graphic]

Through Michigan National Bank or Independence One

 BY TELEPHONE

You may redeem or exchange Shares by calling 1-800-334-2292 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that dayOs NAV. Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to the transfer agent by a Michigan National Bank or Independence One representative, or an authorized broker, and deposited to the shareholderOs account before being exchanged. Certificates should be sent to: Federated Shareholder Services Company, P.O. Box 8609, Boston, Massachusetts 02266-8609.

 [graphic]

 BY MAIL

You may redeem or exchange Shares by mailing a written request to the Fund through Michigan National Bank, Independence One or an authorized broker. Shareholders redeeming or exchanging through an authorized broker should mail requests directly to the broker. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Redemption or exchange requests through Michigan National Bank or Independence One should be sent to:

    Independence One(R) Mutual Funds
    27777 Inkster Road

    Mail Code 10-52

    Farmington Hills, Michigan 48333-9065 All requests must include: o Fund Name, account number and account registration; o amount to be redeemed or exchanged;

o signatures of all shareholders exactly as registered; and

o if exchanging, the Fund Name, account number and account registration into which you are exchanging. Call your investment professional or the Fund if you need special instructions.

 SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record; o your redemption will be sent to an address of record that was changed within the last 30 days; o a redemption is payable to someone other than the shareholder(s) of record; or o if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

 REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days: o to allow your purchase to clear; o during periods of market volatility; or o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets. You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.



EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Class B Shares of Independence One U.S. Government Securities Fund and Class Y Shares of Independence One Prime Money Market Fund. Shareholders of the Fund have access to these funds ("participating
funds") through an exchange program.      To execute an order to exchange, you
must: o ensure that the account registrations are identical; o meet any minimum initial investment requirements; and o receive a prospectus for the fund into which you wish to exchange. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other participating funds.

 [graphic]

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders may automatically redeem Shares in an amount directed by the shareholder on a regular basis. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. To apply for participation in this program, contact Michigan National Bank at 1-800-334-2292. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

 [graphic]

ADDITIONAL CONDITIONS
 TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

 SHARE CERTIFICATES

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays dividends quarterly. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend. In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets. Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?
[Logo of Michigan National]

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Michigan National Bank. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 27777 Inkster Road, Mail Code 10-52, Farmington Hills, Michigan, 48333-9065. The Adviser has delegated daily management of some of the Fund's assets to a Sub-Adviser, Sosnoff Sheridan Weiser Corporation (doing business as Sosnoff Sheridan Group), who is paid by the Adviser and not by the Fund. Sosnoff Sheridan Weiser Corporation is controlled by Tom Sosnoff, its Director and President, and Scott Sheridan, its Director, Executive Vice-President and Secretary. The Corporation's address is 440 South LaSalle Street, Suite 2301, Chicago, Illinois 60605. Michigan National Bank, a national banking association, is a wholly owned subsidiary of Michigan National Corporation ("MNC"). MNC is a wholly owned subsidiary of National Australia Bank Limited, which is a transnational banking organization, headquartered in Melbourne, Australia. Through its subsidiaries and affiliates, MNC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. Independence One Capital Management Corporation ("IOCM"), a nationally recognized investment advisory subsidiary of MNC, provides investment advisory services for trust and other managed assets. IOCM and the Trust Division of Michigan National Bank (the OTrust DivisionO) have managed custodial assets totaling $9 billion. Of this amount, IOCM and the Trust Division have investment discretion over $1.7 billion. Michigan National Bank has managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964. Sharon Dischinger is the portfolio manager of the Fund. Ms. Dischinger is Second Vice President and Portfolio Manager for Michigan National Bank and Independence One Capital Management Corporation in Farmington Hills, and has been responsible for management of the Equity Plus Fund since its inception. Ms. Dischinger joined Michigan National in 1990 and is currently the head equity trader. She is also a General Securities Representative. Prior to joining Michigan National, Ms. Dischinger was the head equity trader at Morison Asset Management. Ms. Dischinger is responsible for the supervision of Sosnoff Sheridan Weiser CorporationOs management of the Equity Plus Fund and Small Cap Fund portfolios. ADVISORY FEES The Adviser receives an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse certain operating expenses of the Fund.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that relies on computers. While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications. The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness. Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

Standard & Poor's

"Standard & Poor's(R)," "S&P(R)," and "S&P 100(R)," are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Michigan National Bank. The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Standard & Poor's 100 Index ("S&P 100 Index") to track general stock market performance. S&P's only relationship to Michigan National Bank (the "Licensee") is the licensing of certain trademarks and trade names of S&P, and S&P 100 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund. S&P does not guarantee the accuracy and/or the completeness of the S&P 100 Index or any data included therein. S&P makes no warranty, express or implied, As to results to be obtained by the licensee, owners of the fund, or any other person or entity from the use of the S&P 100 index or any data included therein in connection with the rights licensed hereunder or for any other use. S&P makes no express or implied warranties, and expressly disclaims all warranties or merchantability or fitness for a particular purpose or use with respect to the S&P 100 index or any data included therein. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Financial Information
[graphic]



Financial Highlights

The Fund's fiscal year end is April 30. As this is the Fund's Class B Shares first fiscal year, financial information is not yet available.

A Statement of Additional Information (SAI) dated October 1, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Class Y Shares Annual Report and will be contained in the Class B Shares Semi-Annual Report as soon as it becomes available. The Annual Report's Management Discussion & Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-334-2292.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at pulicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, D.C 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Independence One(R)
Mutual Funds

Independence One
Equity Plus Fund
Class B Shares

800-334-2292

www.MichiganNational.com

Investment Company Act File No:  811-5752
Cusip __________

G00979-16

[Logo of Independence One Mutual Funds]
[Logo of Michigan National]
Investment Adviser



                          INDEPENDENCE ONE MUTUAL FUNDS

                        INDEPENDENCE ONE EQUITY PLUS FUND

                                 CLASS B SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                 OCTOBER 1, 1999

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the Class B Share prospectus of the Independence One Equity Plus Fund dated October 1, 1999.

Obtain the prospectus without charge by calling 1-800-334-2292.

     CONTENTS

     HOW IS THE FUND ORGANIZED?.......................................2
     SECURITIES IN WHICH THE FUND INVESTS.............................2
     WHAT DO SHARES COST?............................................20
     HOW IS THE FUND SOLD?...........................................20
     EXCHANGING SECURITIES FOR FUND SHARES...........................20
     SUBACCOUNTING SERVICES..........................................20
     REDEMPTION IN KIND..............................................21
     MASSACHUSETTS PARTNERSHIP LAW...................................21
     ACCOUNT AND SHARE INFORMATION...................................21
     TAX INFORMATION.................................................22
     WHO MANAGES AND PROVIDES SERVICES TO THE FUND?..................23
     FEES PAID BY THE FUND FOR SERVICES..............................26
     HOW DOES THE FUND MEASURE PERFORMANCE?..........................27
     ADDRESSES...............................................BACK COVER

     Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

     G00979-17 (10/99)

HOW IS THE FUND ORGANIZED?

   Independence One Mutual Funds (Trust) is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 9, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust currently offers nine portfolios: Independence One Prime Money Market Fund (Class K Shares and Class Y Shares), Independence One U.S. Treasury Money Market Fund (Class K Shares) and Independence One Michigan Municipal Cash Fund (Class K Shares) (the "Money Market Funds"); Independence One U.S. Government Securities Fund (Class K Shares and Class B Shares), Independence One Fixed Income Fund (Class Y Shares) and Independence One Michigan Municipal Bond Fund (Class Y Shares) (the "Income Funds"); and Independence One Equity Plus Fund (Class Y Shares and Class B Shares), Independence One Small Cap Fund (Class Y Shares) and Independence One International Equity Fund (Class Y Shares) (the "Equity Funds"). This SAI relates only to Class B Shares of Independence One Equity Plus Fund.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective. The following tables indicate which types of securities are a:

o        P = PRINCIPAl investment of the Fund;

o        A = ACCEPTABLe (but not principal) investment of the Fund; or
o        N = NOT AN ACCEPTABLe investment of the Fund.

------------------------------ ------------
SECURITIES                       EQUITY
                                PLUS FUND

------------------------------ ------------
COMMON STOCKS                       P

------------------------------ ------------
PREFERRED STOCKS                    N

------------------------------ ------------
WARRANTS                            N

------------------------------ ------------
------------------------------ ------------
WORLD EQUITY BECHMARK SHARES        N

------------------------------ ------------
------------------------------ ------------
OPTIMISED PORTFOLIOS AS             N
LISTED SECURITIES

------------------------------ ------------
------------------------------ ------------
TREASURY SECURITIES                 A

------------------------------ ------------
------------------------------ ------------
AGENCY SECURITIES                   A

------------------------------ ------------
------------------------------ ------------
CORPORATE DEBT SECURITIES           A

------------------------------ ------------
------------------------------ ------------
COMMERCIAL PAPER                    A

------------------------------ ------------
------------------------------ ------------
DEMAND INSTRUMENTS                  A

------------------------------ ------------
------------------------------ ------------
MUNICIPAL SECURITIES                N

------------------------------ ------------
------------------------------ ------------
MORTGAGE BACKED SECURITIES          N

------------------------------ ------------
------------------------------ ------------
COLLATERALIZED MORTGAGE             N
OBLIGATIONS

------------------------------ ------------
------------------------------ ------------
ASSET BACKED SECURITIES             N

------------------------------ ------------
------------------------------ ------------
ZERO COUPON SECURITIES              N

------------------------------ ------------
------------------------------ ------------
BANK INSTRUMENTS                    A

------------------------------ ------------
------------------------------ ------------
CREDIT ENHANCEMENT                  N

------------------------------ ------------
------------------------------ ------------
CONVERTIBLE SECURITIES              N

------------------------------ ------------
------------------------------ ------------
TAX EXEMPT SECURITIES               N

------------------------------ ------------
------------------------------ ------------
GENERAL OBLIGATION BONDS            N

------------------------------ ------------
------------------------------ ------------
SPECIAL REVENUE BONDS               N

------------------------------ ------------
------------------------------ ------------
PRIVATE ACTIVITY BONDS              N

------------------------------ ------------
------------------------------ ------------
MUNICIPAL NOTES                     N

------------------------------ ------------
------------------------------ ------------
VARIABLE RATE DEMAND                N
INSTRUMENTS

------------------------------ ------------
------------------------------ ------------
MUNICIPAL LEASES                    N

------------------------------ ------------
------------------------------ ------------
FOREIGN SECURITIES                  N

------------------------------ ------------
------------------------------ ------------
FOREIGN EXCHANGE CONTRACTS          N

------------------------------ ------------
------------------------------ ------------
FOREIGN GOVERNMENT SECURITIES       N

------------------------------ ------------
------------------------------ ------------
DERIVATIVES                         A

                               ------------
------------------------------ ------------
FUTURES CONTRACTS (5)               A

------------------------------ ------------
------------------------------ ------------
OPTIONS  (6)                        A

------------------------------ ------------
------------------------------ ------------
REPURCHASE AGREEMENTS               A

------------------------------ ------------
------------------------------ ------------
REVERSE REPURCHASE AGREEMENTS       A

------------------------------ ------------
------------------------------ ------------
DELAYED DELIVERY                    N
TRANSACTIONS (7)

------------------------------ ------------
------------------------------ ------------
SECURITIES LENDING                  A

------------------------------ ------------
------------------------------ ------------
INVESTING IN SECURITIES OF          A
OTHER INVESTMENT COMPANIES

------------------------------ ------------


1. The value of futures contracts will not exceed 20% of the Equity Plus Fund's total assets. The Equity Plus Fund will not enter into futures contracts and options on futures contracts, for purposes other than "bona fide hedging" as defined in regulations adopted by the Commodity Futures Trading Commission for which aggregate initial margin and premiums paid for unexpired options exceed 5% of the fair market value of the Fund's total assets. 2. The Equity Plus Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open option positions.

SECURITIES DESCRIPTIONS AND TECHNIQUES
EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

    COMMON STOCKS

    Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Fund may invest.

    TREASURY SECURITIES

    Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. AGENCY SECURITIES Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage

    CORPORATE DEBT SECURITIES

    Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

        COMMERCIAL PAPER

        Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

     DEMAND INSTRUMENTS Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.


DERIVATIVE CONTRACTS Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty. Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract. The Fund may trade in the following types of derivative contracts.

    FUTURES CONTRACTS

    Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.

    The Fund may buy and sell stock index futures contracts, financial futures and futures on portfolio securities.

    OPTIONS

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. The Fund may: Buy call options on portfolio securities and on stock index and financial futures contracts in anticipation of an increase in the value of the underlying asset; Buy put options on portfolio securities and on stock index and financial futures contracts in anticipation of a decrease in the value of the underlying asset; and Buy or write options to close out existing options positions. The Fund may also write call options on portfolio securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

SPECIAL TRANSACTIONS
    REPURCHASE AGREEMENTS

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agree to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to counterparty risks.

     REVERSE REPURCHASE AGREEMENTS Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to counterparty risks.

     SECURITIES LENDING The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but they will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to market risks and counterparty risks. These transactions create leverage risks.

     ASSET COVERAGE In order to secure their obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's risks are described below.

STOCK MARKET RISKS

o The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

o The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

    The Fund will not sell any securities short or purchase any securities on margin but may obtain such short- term credits as may be necessary for clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

    The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of the Fund's total assets are outstanding.

CONCENTRATION OF INVESTMENTS

    The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

UNDERWRITING

     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

LENDING CASH OR SECURITIES

    The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations.

PLEDGING ASSETS

    The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For the purpose of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options, and segregation or collateral arrangements made in connection with options activities.

INVESTING IN REAL ESTATE

    The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR COMMODITY FUTURES CONTRACTS

    The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving futures contracts and related options.

DIVERSIFICATION OF INVESTMENTS

    With respect to securities comprising 75% of the value of its assets, the Fund will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer. Also, the Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

The above Investment Limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board of Trustees (Board) without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN RESTRICTED AND ILLIQUID SECURITIES

    The Fund will not invest more than 15% of the value of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable fixed time deposits with maturities over seven days.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

    The Fund can acquire up to 3 % of the total outstanding stock of other investment companies, and may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash. The Fund will not be subject to any other limitations with regard to the acquisition of securities of other investment companies so long as the public offering price of the Fund's shares does not include a sales charge exceeding 1 1/2 %. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses, such as investment advisory, custodian and transfer agent fees, and therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.

INVESTING IN PUT OPTIONS

    The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

WRITING COVERED CALL OPTIONS

    The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

PURCHASING SECURITIES TO EXERCISE CONTROL

    The Fund will not purchase securities of a company for purpose of exercising control or management.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

     for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

     o futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

     for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

   You can purchase, redeem or exchange Fund shares any day the New York Stock Exchange (NYSE) is open. The Fund's net asset value (NAV) per Shares fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

o    of Shares that represent a reinvestment of dividends and capital gains;

o    of  Shares  originally  purchased  through  a  bank  trust  department,   a
     registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

o representing a portion of proceeds attributable to increases in value of the account due to increases in the net asset value per share;

o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and

o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.

HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (CLASS B SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets. The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

EXCHANGING SECURITIES FOR FUND SHARES

You may contact the Distributor to request a purchase of Class B Shares of Independence One U.S. Government Securities Fund or Class A Shares of Independence One Prime Money Market Fund in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as they value their assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

   As of September 16, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class Y Shares:

Pierson & Co., Farmington Hills, MI, owned approximately 6,245,874 Class Y Shares (46.18%).

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, they will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of nine funds.

   As of September 16, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. A pound sign (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.





NAME                                                                        AGGREGATE
BIRTH DATE                                                                  COMPENSATION
ADDRESS                                                                     FROM TRUST
POSITION WITH TRUST        PRINCIPAL OCCUPATIONS
                           FOR PAST FIVE YEARS


ROBERT E. BAKER            Retired; formerly, Vice Chairman, Chrysler              $12,000
Birth Date: May 6, 1930    Financial Corporation.
4327 Stoneleigh Road
Bloomfield Hills, MI

 TRUSTEE

HAROLD BERRY               Managing Partner, Berry Enterprises;                    $12,000
Birth Date: September      Chairman, Independent Sprinkler Companies,
17, 1925                   Inc.; Chairman, Berry Ziegelman & Company.
290 Franklin Center
29100 Northwestern
Highway
Southfield, MI

TRUSTEE

NATHAN FORBES*             President, Forbes/Cohen Properties, President           $12,000
Birth Date: December 5,    and Partner, The Forbes Company.
1962

1945 Long Point Drive
Bloomfield Hills, MI

TRUSTEE

HARRY J. NEDERLANDER#      Chairman, Nederlander Enterprises                       $10,800

Birth Date: September
5, 1917
231 S. Old Woodward,

Suite 219
Birmingham, MI

TRUSTEE

THOMAS S. WILSON#          President and Executive Administrator of the            $12,000
Birth Date: October 8,     Detroit Pistons; President and CEO, Palace
1949                       Sports Entertainment.
Two Championship Drive

Auburn Hills, MI

TRUSTEE

EDWARD C. GONZALES         Trustee or Director of some of the Funds in
Birth Date: October 22,    the Federated Fund Complex; President,                       $0
1930                       Executive Vice President and Treasurer of
Federated Investors        some of the Funds in the Federated Fund
Tower                      Complex; Vice Chairman, Federated Investors,
1001 Liberty Avenue        Inc.; Vice President, Federated Investment
Pittsburgh, PA             Management Company  and Federated Investment
PRESIDENT AND  TREASURER   Counseling, Federated Global Investment
                           Management Corp. and Passport Research, Ltd.;
                           Executive Vice President and Director,
                           Federated Securities Corp.; Trustee,
                           Federated Shareholder Services Company.

JEFFREY W. STERLING        Treasurer of the Federated Fund Complex; Vice                $0
Birth Date: February 5,    President - Funds Financial Services

1947                       Division, Federated Investors, Inc.;

Federated Investors        formerly: various management positions within

Tower                      Funds Financial Services Division of
1001 Liberty Avenue        Federated Investors, Inc.

Pittsburgh, PA

VICE PRESIDENT AND
ASSISTANT TREASURER

C. GRANT ANDERSON          Corporate Counsel, Federated Investors, Inc.                 $0
Birth Date: November 6,
1940

Federated Investors
Tower
1001 Liberty Avenue
Pittsburgh, PA

SECRETARY

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     For the fiscal years ended April 30, 1999, 1998 and 1997, Class Y Shares of the Equity Plus Fund paid total brokerage commissions of $56,051 $20,319 and $26,727, respectively.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Administrative Services, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at the following annual rate of the average aggregate daily net assets of the Trust as specified below:

MAXIMUM ADMINISTRATIVE          AVERAGE AGGREGATE DAILY NET ASSETS OF THE TRUST
FEE
0.150 of 1%                     on the first $250 million
0.125 of 1%                     on the next $250 million
0.100 of 1%                     on the next $250 million
0.075 of 1%                     on assets in excess of $750 million

     The administrative fee received during any fiscal year shall be at least $50,000 per portfolio. Federated Administrative Services may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Administrative Services also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on the Fund's assets plus out-of-pocket expenses.

CUSTODIAN

Michigan National Bank, Farmington Hills, Michigan, is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Michigan National Bank holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, KPMG LLP, plans and performs their audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material mistatements.

FEES PAID BY THE FUND FOR SERVICES

-------------------- --------------------------------- ------------------------- ----------------------------
CLASS Y SHARES              ADVISORY FEE PAID/          SUB-ADVISORY FEE PAID/    ADMINISTRATIVE FEE PAID/
                           ADVISORY FEE WAIVED         SUB-ADVISORY FEE WAIVED    ADMINISTRATIVE FEE WAIVED

                                                       ------------------------- ----------------------------
                     --------------------------------- ------------------------- ----------------------------
                        FOR THE FISCAL YEAR ENDED        FOR THE FISCAL YEAR      FOR THE FISCAL YEAR ENDED

                                APRIL 30,                       ENDED                     APRIL 30,
                                                              APRIL 30,

                     --------------------------------- ------------------------- ----------------------------
                    -----------------------------------------------------------------------------------------
                       1999       1998       1997       1999     1998    1997      1999      1998     1997
-------------------------------------------------------------------------------------------------------------
EQUITY PLUS FUND    $946,337/  $758,348/  $588,469/   $85,083/$$65,680/ $50,260/$241,610/  $202,102/$160,370/
                    $259,906   $284,380   $262,493             $0       $0      $0         $80,996  $88,264
-------------------------------------------------------------------------------------------------------------

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

        When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The yield and effective yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

 PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS, STANDARD & POOR'S 100 INDEX AND
   STANDARD & POOR'S SMALLCAP 600 COMPOSITE STOCK PRICE INDEX, which are composite indices of common stocks in industry, transportation, and financial and public utility companies, can be compared to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's indices assume reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

o LIPPER ANALYTICAL SERVICES, INc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in the maximum offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking and category in advertising and sales literature.

o MORNINGSTAR, INc. is an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUEs. MUTUAL FUND VALUEs rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

ADDRESSES

INDEPENDENCE ONE MUTUAL FUNDS

Equity Plus Fund

Class B Shares

5800 Corporate Drive
Pittsburgh, PA 15237-7010

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Michigan National Bank.
27777 Inkster Road

Mail Code 10-30

Farmington Hills, Michigan 48333-9065

INVESTMENT SUB-ADVISER

Sosnoff Sheridan Weiser Corporation
440 South LaSalle Street

Suite 2301
Chicago, Illinois 60605

CUSTODIAN
Michigan National Bank.
27777 Inkster Road

Mail Code 10-30

Farmington Hills, Michigan 48333-9065

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

KPMG LLP

99 High Street
Boston, MA 02110-2371

                                Cusip __________

PART C.      OTHER INFORMATION.

Item 24.        Exhibits:

(a)   Conformed copy of Declaration of Trust of the Registrant; (1)
     (i)   Conformed copy of Amendment No. 1 to the Declaration of Trust; (2)
    (ii)   Conformed copy of Amendment No. 2 to the Declaration of Trust; (2)
   (iii)   Conformed copy of Amendment No. 3 to the Declaration of Trust; (4)
    (iv)   Conformed copy of Amendment No. 4 to the Declaration of Trust; (6)
     (v)   Conformed copy of Amendment No. 5 to the Declaration of Trust; (6)
    (vi)   Conformed copy of Amendment No. 6 to the Declaration of Trust; (10)
   (vii)   Conformed copy of Amendment No. 8 to the Declaration of Trust; (10)
 (viii) Conformed copy of Certification dated December
       6, 1994; (10) (ix) Conformed copy of Amendment No.
       9 to the Declaration of Trust; (12)

        (x)   Conformed copy of Amendment No. 10 to the
              Declaration of Trust; (20)
(b)   Copy of By-Laws of the Registrant; (1)
--------------------
+ All exhibits have been filed electronically.

     1.   Response  is  incorporated   by  reference  to  Registrant's   Initial
          Registration Statement on Form N-1A filed on January 13, 1989. (File Nos. 33-26516 and 811-5752)

     2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on May 5, 1989. (File Nos. 33-26516 and 811-5752)

     4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed on June 27, 1990. (File Nos. 33-26516 and 811-5752)

     6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed June 24, 1992. (File Nos. 33-26516 and 811-5752)

     10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed February 8, 1995. (File Nos. 33-26516 and 811-5752)

     12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1995. (File Nos. 33-26516 and 811-5752)

     20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed on June 26, 1998. (File Nos. 33-26516 and 811-5752)

(c) (i) Copy of Specimen Certificate for Shares of Beneficial Interest of Independence One U.S. Government Securities Fund; (7)

     (ii) Copy of Specimen Certificate for Shares of Beneficial Interest of Independence One Equity Plus Fund, Independence One Fixed Income Fund, and Independence One Michigan Municipal Bond Fund; (14)

     (iii)Copy of Specimen Certificate for Shares of Beneficial Interest of Independence One U.S. Treasury Money Market Fund; (2)

     (iv) Copy of Specimen Certificates for Shares of Beneficial Interest of Independence One Michigan Municipal Cash Fund and Independence One Prime Money Market Fund-Class A Shares and Class B Shares; (16)

     (v) Copy of Specimen Certificates for Shares of Beneficial Interest of Independence One Small Cap Fund and Independence One International Equity Fund ; (19)

(d) Conformed copy of Investment Advisory Contract of the
    Registrant as amended; (8)

        (i)   Conformed copy of Investment Sub-Advisory
              Contract for Independence One U.S.
              Government Securities Fund; (8)

       (ii)   Conformed copy of Exhibit G to the Present
              Investment Advisory Contract of the
              Registrant to add Independence One Fixed
              Income Fund to the Present Investment
              Advisory Contract of the Registrant; (14)

      (iii)   Conformed copy of Exhibit H to the Present
              Investment Advisory Contract of the
              Registrant to add Independence One Michigan
              Municipal Bond Fund to the Present
              Investment Advisory Contract of the
              Registrant; (14)

--------------------

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on May 5, 1989. (File Nos. 33-26516 and 811-5752) 7.
Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992. (File Nos. 33-26516 and 811-5752) 8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed June 24, 1993. (File Nos. 33-26516 and 811-5752) 14.
Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on August 29, 1995. (File Nos. 33-26516 and 811-5752)
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1996. (File Nos. 33-26516 and 811-5752) 19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on April 2, 1998. (File Nos. 33-26516 and 811-5752)

     (iv) Conformed copy of Exhibit I to the Present Investment Advisory Contract of the Registrant to add Independence One Equity Plus Fund to the Present Investment Advisory Contract of the Registrant; (14)

     (v) Conformed copy of Exhibit H to the Present Investment Advisory Contract of the Registrant to add Independence One International Equity Fund; (19)

     (vi) Conformed copy of Exhibit I to the Present Investment Advisory Contract of the Registrant to add Independence One Small Cap Fund;
          (19)

     (vii)Conformed copy of Investment Sub-Advisory Agreement for Independence One Equity Plus Fund; (14)

     (viii) Conformed Copy of Investment Sub-Advisory Agreement for Independence One Small Cap Fund; (21)

     (ix) Conformed  Copy  of  Sub-Advisory   Agreement  for   Independence  One
          International Equity Fund; (21)

                       (e) Conformed Copy of Distributor's Contract of Registrant through and including Exhibit C; (16)
                               (i) Conformed Copy of Exhibit D to the
                               Distributor's Contract; (10)

                              (ii) Conformed Copy of Exhibit E to the
                             Distributor's Contract; (10) (iii) Conformed copy of Exhibit F to the Distributor's Contract; (13)

                              (iv) Conformed copy of Exhibit G to the
                               Distributor's Contract; (13) (v) Conformed copy of Exhibit H to the Distributor's Contract; (13)

                              (vi) Conformed copy of Exhibit I to the
                             Distributor's Contract; (13) (vii) Conformed copy of Exhibit J to the Distributor's Contract; (13)

                          (viii) Conformed copy of Exhibit K to the Distributor's Contract; (13)

--------------------
+ All exhibits have been filed electronically.

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed February 8, 1995. (File Nos. 33-26516 and 811-5752)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on July 25, 1995. (File Nos. 33-26516 and 811-5752)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on August 29, 1995. (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1996. (File Nos. 33-26516 and 811-5752)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on April 2, 1998. (File Nos. 33-26516 and 811-5752)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed on June 24, 1999. (File Nos. 33-26516 and 811-5752)

                       (f)   Not applicable;

                       (g) (i) Conformed Copy of Custodian Agreement of the Registrant through and including Exhibit A; (16)
                               (a) Conformed Copy of Amendment No. 2 to Exhibit A of the Custodian Agreement; (19)

     (ii) Conformed Copy of the Agency Agreement of the Registrant; (3)

     (iii)Conformed Copy of the Administrative Services Agreement of the Registrant; (16)

     (iv) Conformed Copy of Amendment No. 1 to Exhibit A of Agency Agreement of the Registrant; (7)

          (h) (i) Conformed Copy of Agreement for Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement; (10) (a) Amendment to Exhibit 1 of the Agreement for Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement; (19)

               (ii) Conformed copy of Shareholder Services Plan; (13)

               (iii)Conformed  Copy of  Exhibit  1 to the  Shareholder  Services
                    Plan of the Registrant; (12)

               (iv) Conformed copy of Shareholder  Services  Agreement  (Amended and Restated 9/19/95); (15)

               (v) Conformed Copy of Exhibit 1 to the Shareholder Services Agreement of the Registrant; (12)

+ All exhibits have been filed electronically.

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on December 12, 1989. (File Nos. 33-26516 and 811-5752)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992. (File Nos. 33-26516 and 811-5752)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed February 8, 1995. (File Nos. 33-26516 and 811-5752)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1995. (File Nos. 33-26516 and 811-5752)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on July 25, 1995. (File Nos. 33-26516 and 811-5752)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on December 5, 1995. (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1996. (File Nos. 33-26516 and 811-5752)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on April 2, 1998. (File Nos. 33-26516 and 811-5752)

     (i)  Conformed  Copy of Opinion  and  Consent of Counsel as to  legality of shares being registered; (16) (j) Conformed Copy of Independent Auditors Consent; (22) (k) Not applicable; (l) Conformed Copy of Initial Capital Understanding; (16) (m) (i) Conformed Copy of Distribution Plan through and including Exhibit A; (16)

     (ii) Copy  of  Sales   Agreement  with  Federated   Securities   Corp.  and
          Administrative Agreement - Appendix B; (2)

     (iii) Conformed copy of Exhibit B of Distribution Plan; (8)

     (iv) Copy of Schedule A of Sales Agreement with Federated Securities Corp.;
          (7) (v) Copy of Fee Schedule for Rule 12b-1 Agreement with Federated Securities Corp.; (7)

          (n) Copy of Financial Data Schedules; (not included per footnote 60 of Release No. 33-7684)

          (o)  Conformed copy of 18f-3 Plan; (17)

               (p)  (i) Conformed copy of Power of Attorney; (16)

                    (ii) Conformed  copy of Power  of  Attorney  (adding  Nathan
                         Forbes as Trustee). (20)

--------------------
+ All exhibits have been filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on May 5, 1989. (File Nos. 33-26516 and 811-5752)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on December 12, 1989. (File Nos. 33-26516 and 811-5752)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992. (File Nos. 33-26516 and 811-5752)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed June 24, 1993. (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on June 28, 1996. (File Nos. 33-26516 and 811-5752)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on August 26, 1996. (File Nos. 33-26516 and 811-5752)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed on June 26, 1998. (File Nos. 33-26516 and 811-5752)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed on August 26, 1999. (File Nos. 33-26516 and 811-5752)


Item 24.       Persons Controlled by or Under Common Control with Registrant:

               None

Item 25.       Indemnification: (4)

Item 26.       Business and Other Connections of Investment Adviser:

     Michigan National Bank, a national banking association (the "Adviser"), is a wholly owned subsidiary of Michigan National Corporation ("MNC"). Through its subsidiaries and affiliates, MNC, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services and trust services. Michigan National Bank has managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964. For more information on the business of the Adviser, see the Prospectus under the heading "Who Manages the Funds?"

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed on June 27, 1990. (File Nos. 33-26516 and 811-5752)

The officers and directors of the Adviser and any other business, profession, vocation or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years is set forth below. Unless otherwise noted, the position listed under Other Business, Profession, Vocation or Employment is with Michigan National Bank. The business address of each such director and officer is 27777 Inkster Road, Farmington Hills, Michigan, 48333-9065.


                                                               Other Substantial Business
                                 Position with                   Profession, Vocation or
NAME                              THE ADVISER                       EMPLOYMENT


Glenn L. Barnes                    Director               Executive General Manager,
                                                          Business and Personal Financial Services,
                                                          National Australia Bank Limited.

John S. Carton                     Director               Director, Michigan National Corporation;
                                                          Chairman, President, and CEO, Pine View, Inc.

Sidney E. Forbes                   Director               Director, Michigan National Corporation; Partner,
                                                          Forbes/Cohen Properties.

William F. Pickard                 Director               Director, Michigan National Corporation, Chairman and
                                                          Chief Executive Officer, Regal Plastics Company.

Douglas E. Ebert                   Director,              Chief Executive Officer,
                                   and Chief              Michigan National Corporation
                                   Executive Officer

Stephen A. VanAndel                Director               Director, Michigan National Corporation; Chairman, Amway Corporation.

Frank J. Cicutto                   Director               Managing Director & Chief Executive Officer, National Australia
                                                          Bank Limited

James B. Meyer                     Director               Director, Michigan National
                                                          Corporation, President and
                                                          Chief Operating Officer,
                                                          Spartan Stores, Inc.

James A. Williams                  Chairman               Chairman, Michigan National Corporation;
                                                          Chairman and President Williams, Williams, Ruby & Plunkett P.C.





                                                               Other Substantial Business
                                 Position with                   Profession, Vocation or
NAME                              THE ADVISER                       EMPLOYMENT


Richard C. Webb                    Head CBFS              Head, Custom Business
Financial Services ("CBFS"),                              Michigan National
Corporation.


Susan Barbour                      Head of Preminum       Head of Premium Financial
                                   Financial Services     Services, Michigan National

                                                          Corporation

Joel Blom                          Head-Direct Retailing
                                   & Channel Mgt.

Robert Hutchinson                  Head of Retail         Head of Retail Financial Services
                                   Financial Services     Michigan National Corporation

Robert Stapleton                   Head-Investment
                                   Services

Leslie V. Starr                    Head-Information
                                   Technology

Charles Van Swearingen             Chief Financial        Chief Financial Officer,
                                   Officer                Michigan National Corporation.

                                   Kevin J. Van Solkema   Head/Risk Head of Risk Management,
                                   Management             Michigan National Bank.

Errol Talbott                      Chief Operations       Director, Michigan
                                   Officer                National Corporation.

Joseph L. Fritzsche                Head-Corporate Human   Head-Corporate Human Resources,
                                   Resources              Michigan National Corporation.

James C. Rose                    Acting General Counsel   Acting General Counsel &
                                 & Secretary              Secretary

Independence One Capital Management Corporation ("IOCM"), a nationally recognized investment advisory subsidiary of MNC, provides investment advisory services for trust and other managed assets. IOCM and the Trust Division of Michigan National Bank ("Trust Division") have managed custodial assets totaling $9 billion. IOCM and the Trust Division have investment discretion over $1.7 billion.

For further information about IOCM, its officers and directors, response is incorporated by reference to IOCM's Form ADV, File No. 801-29728, dated September 14, 1994, as amended.

Michigan National Bank has delegated daily management of some of the Equity Plus Fund and Small Cap Fund's assets to a Sub-Adviser, Sosnoff Sheridan Weiser Corporation (doing business as Sosnoff Sheridan Group), who is paid by the Adviser and not by the Funds. Sosnoff Sheridan Weiser Corporation is controlled by Tom Sosnoff, its Director and President, and Scott Sheridan, it Director, Executive Vice-President and Secretary. The Corporation's address is 440 South LaSalle Street, Suite 2301, Chicago, Illinois 60605.

For further information about Sosnoff Sheridan Weiser Corporation, its officers and directors, response is incorporated by reference to IOCM's Form ADV, File No. 801-49181, dated May 17, 1995, as amended.

National Australia Bank Limited ("NAB") is a transnational banking organization headquartered at 333 Collins Street, Melbourne, Australia. NAB is a publicly owned company, whose shares are widely held and traded on the Australian Stock Exchange Limited. On February 4, 1995, the Board of Directors of MNC approved a definitive agreement for the acquisition (the "Merger") of MNC by NAB. Shareholders of MNC approved the Merger on June 2, 1995. As a result, MNC and its subsidiaries, including the Adviser, would become direct or indirect subsidiaries of NAB upon completion of the Merger. The Merger was completed on November 2, 1995 and Operations will continue to be conducted under the Michigan National Corporation and Michigan National

For further information about NAB, its officers and directors, response is incorporated by reference to NAB's Form ADV, File No. 801-55308, dated May 1, 1998 as amended.

ITEM 27.  PRINCIPAL UNDERWRITERS:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

     Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions; Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT


Richard B. Fisher                   Director, Chairman, Chief
Federated Investors Tower           Executive Officer, Chief
1001 Liberty Avenue                 Operating Officer, Asst.
Pittsburgh, PA 15222-3779           Secretary and Asst.

                                    Treasurer, Federated
                                    Securities Corp.

Arthur L. Cherry                    Director
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

John B. Fisher                      Director
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.

Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer and                  --
Federated Investors Tower           Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales and Director   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch                   Senior Vice President,
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue

Pittsburgh, PA  15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                        Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey                    Vice President,
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Christopher A. Layton               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Michael H. Liss                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                      Vice President,
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




John T. Glickson                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson                  Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

               (c) Not applicable.

Item 28.       Location of Accounts and Records:

               All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

               Independence One Mutual Funds     5800 Corporate Drive
               (Registrant)                      Pittsburgh, PA 15237-7010

               Federated Services Company      P.O. Box 8609
               (Transfer Agent, Dividend       Boston, Massachusetts 02266-8609

               Disbursing Agent and Portfolio
               Recordkeeper)

               Federated Administrative Services   Federated Investors Tower
               (Administrator)                     1001 Liberty Avenue
                                                   Pittsburgh, PA 15222-3779

               Michigan National Bank              27777 Inkster Road
               (Adviser)                           Mail Code 10-52
                                                   Farmington Hills, MI 48333

               National Australia Asset            333 Collins Street

                 Management Ltd.                   Melbourne, Victoria 3000,
                     (Sub-Adviser to International          Australia
                 Equity Fund)

               Independence One Capital            27777 Inkster Road
                 Management Corporation            Mail Code 10-52
               (Sub-Adviser to U.S.                Farmington Hills, MI 48333
                 Government Securities

                 Fund)

               Sosnoff Sheridan Corporation        440 South LaSalle Street
               (Sub-Adviser to Equity Plus Fund    Suite 2301
                 and Small Cap Fund)               Chicago, IL 60605

               Michigan National Bank              27777 Inkster Road
               (Custodian)                         Mail Code 10-52
                                                   Farmington Hills, MI 48333

Item 31.       Management Services:  Not applicable.

Item 32.       Undertakings:

               Registrant hereby undertakes to comply with the provisions of
               Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, INDEPENDENCE ONE MUTUAL FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 20th day of September, 1999.

                          INDEPENDENCE ONE MUTUAL FUNDS

                      BY:  /s/ C. Grant Anderson
                      C. Grant Anderson, Secretary
                      Attorney in Fact for Edward C. Gonzales
                      September 20, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                   DATE

By:   /s/ C. Grant Anderson
     C. Grant Anderson                   Attorney In Fact    September 20, 1999
     SECRETARY                           For the Persons

                                         Listed Below

     NAME                                   TITLE

Edward C. Gonzales*                      President and Treasurer
                                         (Chief Executive Officer
                                         and Principal Financial and
                                         Accounting Officer)

Robert E. Baker*                         Trustee

Harold Berry*                            Trustee

Nathan Forbes*                           Trustee

Harry J. Nederlander*                    Trustee

Thomas S. Wilson*                        Trustee

* By Power of Attorney

+